Biological assets	12 Months Ended
Dec. 31, 2024
Biological Assets
Biological assets

Note 13 Biological assets

The Company recorded under Current biological assets the agricultural activities (grapes) derived from production of plantations that will be destined to be an input to the following process of the wine production.

The costs associated to the agricultural activities (grapes) are accumulated to the harvest date.

The valuation of current biological assets is described in Note 2 - Summary of significant accounting policies, 2.10.

The movement of current biological assets is detailed as follows:

ThCh$

As of January 1, 2023
Historic cost	16,180,293
Book Value	16,180,293

As of December 31, 2023
Conversion effect	(2,006,357)
Acquisitions	30,554,114
Decreases due to harvesting	(30,547,833)
Others increases (decreases) (1)	584,067
Sub-Total	(1,416,009)
Book Value	14,764,284

As of December 31, 2023
Historic cost	14,764,284
Book Value	14,764,284

As of December 31, 2024
Conversion effect	(173,046)
Acquisitions	34,634,429
Decreases due to harvesting	(33,400,203)
Others increases (decreases) (1)	1,057,642
Sub-Total	2,118,822
Book Value	16,883,106

As of December 31, 2024
Historic cost	16,883,106
Book Value	16,883,106
(1)	Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.